Organization - Schedule of Principal Subsidiaries of Company (Detail)	12 Months Ended
Dec. 31, 2021
Cheerbright International Holdings, Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Jun. 13, 2006
Place of incorporation	British Virgin Islands
Percentage of direct ownership by the Company	100.00%
Autohome Link Inc. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Jan. 29, 2015
Place of incorporation	Cayman Islands
Percentage of direct ownership by the Company	100.00%
TTP Car Inc. ("TTP") [Member]
Organization [Line Items]
Date of incorporation or acquisition	Jun. 12, 2015
Place of incorporation	Cayman Islands
Percentage of direct ownership by the Company	51.00%
Autohome (Hong Kong) Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Mar. 16, 2012
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Autohome Link Hong Kong Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Feb. 16, 2015
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Autohome Media Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Oct. 18, 2013
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
TTP Car (HK) Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Jun. 23, 2015
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	51.00%
Fetchauto Limited UK [Member]
Organization [Line Items]
Date of incorporation or acquisition	Oct. 08, 2019
Place of incorporation	United Kingdom
Percentage of direct ownership by the Company	100.00%
Fetchauto Limited Ireland [Member]
Organization [Line Items]
Date of incorporation or acquisition	Oct. 18, 2019
Place of incorporation	Ireland
Percentage of direct ownership by the Company	100.00%
FetchAuto GmbH [Member]
Organization [Line Items]
Date of incorporation or acquisition	Dec. 23, 2019
Place of incorporation	Germany
Percentage of direct ownership by the Company	100.00%
Beijing Cheerbright Technologies Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Sep. 01, 2006
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Autohome Shanghai Advertising Co., Ltd. ("Shanghai Advertising") [Member]
Organization [Line Items]
Date of incorporation or acquisition	Sep. 29, 2013
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member]
Organization [Line Items]
Date of incorporation or acquisition	Nov. 12, 2013
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Beijing Autohome Technologies Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Nov. 12, 2013
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Beijing Autohome Advertising Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Nov. 13, 2013
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Beijing Chezhiying Technology Co., Ltd. ("Chezhiying WFOE") [Member]
Organization [Line Items]
Date of incorporation or acquisition	May 26, 2015
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Beijing Kemoshijie Technology Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Nov. 25, 2013
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Guangzhou Chezhihuitong Advertising Co Ltd [Member]
Organization [Line Items]
Date of incorporation or acquisition	Aug. 20, 2018
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Hainan Chezhi Yitong Information Technology Company Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Aug. 20, 2018
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Tianjin Autohome Software Co Ltd [Member]
Organization [Line Items]
Date of incorporation or acquisition	Oct. 15, 2018
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Autohome Zhejiang Advertising Co Ltd [Member]
Organization [Line Items]
Date of incorporation or acquisition	Dec. 19, 2018
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Shanghai Jinpai Ecommerce Co Ltd [Member]
Organization [Line Items]
Date of incorporation or acquisition	Jul. 31, 2015
Place of incorporation	PRC
Percentage of direct ownership by the Company	51.00%
Auto Pai Ltd [Member]
Organization [Line Items]
Date of incorporation or acquisition	Sep. 25, 2020
Place of incorporation	British Virgin Islands
Percentage of direct ownership by the Company	51.00%